Property, Plant and Equipment - Schedule of Cost of Freehold Land (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	£ 4,953	£ 5,060
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	8,971	9,104	£ 9,219
Freehold Land within Freehold Property on Which no Depreciate is Provided | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	£ 242	£ 251